Long-term provisions (Tables)	12 Months Ended
Jun. 30, 2025
Long-term provisions
Schedule of changes in long-term provisions

	Environmental	Other	Total
	2025	2025	2025
for the year ended 30 June	Rm	Rm	Rm
Balance at beginning of year	16 524	694	17 218
Capitalised to property, plant and equipment	264	—	264
Reduction in rehabilitation provision capitalised	(212)	—	(212)
Per the income statement	(2 769)	(38)	(2 807)
additional provisions and changes to existing provisions	(3 167)	(28)	(3 195)
reversal of unutilised amounts	(7)	(11)	(18)
effect of change in discount rate	405	1	406
Notional interest	1 161	6	1 167
Utilised during year (cash flow)	(629)	(140)	(769)
Translation of foreign operations	(7)	4	(3)
Foreign exchange differences recognised in income statement	(220)	(1)	(221)
Balance at end of year	14 112	525	14 637

Schedule of risk-free rates used to discount the estimated cash flows related to provisions

	2025	2024
for the year ended 30 June	%	%
South Africa	7,2 – 10,5	8,1 – 10,9
Europe	2,0 – 2,9	2,0 – 3,6
United States of America (for USD denominated provisions)	3,5 – 4,4	3,2 – 5,4

Schedule of effect on provisions from changes in the discount rate

	2025	2024
for the year ended 30 June	Rm	Rm
A 1% point change in the discount rate would have the following effect on the long-term provisions recognised
Increase in the discount rate	(1 991)	(2 185)
amount capitalised to property, plant and equipment	(666)	(917)
income recognised in income statement	(1 325)	(1 268)
Decrease in the discount rate	2 432	2 802
amount capitalised to property, plant and equipment	808	1 375
expense recognised in income statement	1 624	1 427

Schedule of expected timing of future cash flows for provisions

		2025	2024
for the year ended 30 June	Note	Rm	Rm
Expected timing of future cash flows
Within one year		1 688	2 822
One to five years		1 427	2 915
Five to ten years¹		2 967	2 208
More than ten years²		8 555	9 273
		14 637	17 218
Short-term portion	30	(1 688)	(2 822)
Long-term provisions		12 949	14 396
Estimated undiscounted obligation*		85 097	109 845
1	Relates largely to the rehabilitation of coal mining, oil and gas sites in South Africa.
2	Relates largely to the plugging and abandonment of gas wells in Mozambique, as well as remediation of soil and ground water contamination in South Africa.
*	Decrease relates mainly to a reassessment of cost estimates based on optimised water treatment cost as a result of enhanced evaporating technology and other enhancements.